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                          [LOGO] ALLSTATE FINANCIAL

April 14, 2010

BY EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re: Allstate Financial Advisors Separate Account I ("Registrant")
    Allstate Life Insurance Company ("Depositor")
    Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File Nos. 333-141909 and 811-09327; CIK No. 1085612)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced post-effective amendment to the registration statement on Form N-4 ("Registration Statement") under the Securities Act of 1933 ("Securities Act") and the Investment Company Act of 1940 ("1940 Act").

The above-named Registrant received comments by telephone on March 30, 2010, from Sally Samuel, Esq., Division of Investment Management, Office of Insurance Products with respect to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4.

The comment and our proposed response are as follows:

COMMENT: The use of the word "closing" in the supplement does not seem to be the appropriate word. Please revise.

RESPONSE: We have deleted the word "closing" and inserted in its place "will no longer be available for new elections."

The Registrant acknowledges that:

     . Should the Commission of the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

     . The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

     . The Staff's comments, the Registrant's changes to the disclosure in response to the Staff's comments, or the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from this responsibility; and

     . The Registrant may not assert this action or the Staff's comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Pursuant to Rule 485 (b) under the 1933 Act, this Registration Statement is filed in order to respond to the SEC's comments; update the audited financial statements of the Registrant and Depositor; to update disclosure relating to the underlying registered investment companies; and to update and make any non-material changes to the disclosure that the Registrant deems appropriate. Accordingly, the undersigned counsel hereby represents that the Registration Statement does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

If you have any questions, please do not hesitate to contact me at 847-402-5745. Thank you.

Very truly yours,


/s/JOCELYN LIU
--------------------------------------------
Jocelyn Liu

Enclosure

cc:  Lynn K. Stone, Esq.
     Prudential Financial